STATEMENT OF INVESTMENTS
BNY Mellon International Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.3%
Australia - 6.4%
AGL Energy	257,289		1,640,306
Aristocrat Leisure	189,969		6,137,598
Brambles	789,455		6,603,211
Fortescue Metals Group	514,192		8,768,160
Macquarie Group	49,283		5,792,681
Telstra	4,803,396		12,923,253
			41,865,209
Austria - 1.2%
OMV	140,254		8,144,579
Czech Republic - .4%
Avast	384,477	[a]	2,569,920
Denmark - 1.6%
Vestas Wind Systems	258,955		10,140,444
France - 12.7%
BNP Paribas	231,883		15,970,834
Cie Generale des Etablissements Michelin	20,827		3,189,924
Klepierre	173,879	[b]	5,057,076
LVMH	31,371		24,942,499
Sanofi	137,570		14,756,146
Teleperformance	30,937		11,864,866
Vinci	58,763		6,692,908
			82,474,253
Germany - 7.4%
Allianz	15,151		4,023,124
Daimler	152,337		14,237,210
Deutsche Post	255,386		17,362,248
Evonik Industries	106,695		3,834,319
HeidelbergCement	94,762		8,671,436
			48,128,337
Hong Kong - 2.2%
Sun Hung Kai Properties	924,000		14,429,873
Ireland - .8%
ICON	23,044	[b,c]	5,156,325
Italy - 1.8%
Enel	1,186,723		11,784,137
Japan - 23.4%
Advantest	31,700		2,796,677
Casio Computer	214,700		3,764,849
ENEOS Holdings	794,800		3,292,521

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.3% (continued)
Japan - 23.4% (continued)
Fujitsu	46,600		7,617,818
ITOCHU	310,100		9,390,382
Mitsubishi Electric	587,900		9,214,457
Mizuho Financial Group	540,300		8,394,610
Nintendo	22,700		14,047,608
Nippon Telegraph & Telephone	405,800		10,973,060
Ono Pharmaceutical	411,200		9,406,291
Recruit Holdings	119,200		6,139,340
Seven & i Holdings	108,500		4,790,062
Shionogi & Co.	122,700		6,279,389
Sony Group	141,500		14,132,608
Sumitomo Mitsui Financial Group	336,100		12,322,800
Tokyo Electron	17,800		7,825,938
Trend Micro	146,300		7,459,189
West Japan Railway	237,100		13,606,239
			151,453,838
Netherlands - 3.9%
ING Groep	490,566		6,829,288
Koninklijke Ahold Delhaize	383,049		11,133,545
Royal Dutch Shell, Cl. B	393,219		7,162,960
			25,125,793
Norway - .6%
Yara International	70,519		3,760,788
Singapore - 3.8%
Singapore Exchange	702,500		5,519,074
United Overseas Bank	950,200		18,881,857
			24,400,931
Spain - 1.6%
ACS Actividades de Construccion y Servicios	151,836		4,684,457
Enagas	240,061	[b]	5,641,146
			10,325,603
Sweden - 2.3%
Epiroc, Cl. A	473,353	[c]	170,721
Epiroc, Cl. A	473,353		10,801,875
Swedish Match	457,340		4,240,672
			15,213,268
Switzerland - 12.5%
LafargeHolcim	222,244		13,322,286
Logitech International	101,693		12,526,497
Novartis	187,884		16,484,497
Roche Holding	55,430		19,269,551
Sonova Holding	36,406		12,907,030
STMicroelectronics	101,491		3,794,580

Description		Shares		Value ($)
Common Stocks - 96.3% (continued)
Switzerland - 12.5% (continued)
UBS Group		160,497		2,622,016
				80,926,457
United Kingdom - 13.7%
BAE Systems		411,996		3,078,947
Bunzl		113,173		3,669,926
Centrica		6,013,789	[c]	4,664,941
Diageo		125,639		6,069,352
Ferguson		73,458		9,991,121
GlaxoSmithKline		288,204		5,497,841
Legal & General Group		2,757,444		11,125,303
Melrose Industries		880,501		2,157,995
Rio Tinto		100,990		8,690,922
Tate & Lyle		572,244		6,220,686
Unilever		332,499		19,943,415
Vodafone Group		4,101,007		7,466,988
				88,577,437
Total Common Stocks (cost $544,689,268)				624,477,192

Exchange-Traded Funds - .4%
United States - .4%
iShares MSCI EAFE ETF (cost $2,612,359)		33,806		2,732,539
	Preferred Dividend Yield (%)
Preferred Stocks - 1.7%
Germany - 1.7%
Volkswagen (cost $11,291,610)	2.19	39,684	[c]	10,943,999
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $186,757)	0.04	186,757	[d]	186,757

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $8,316,078)	0.01	8,316,078	[d]	8,316,078
Total Investments (cost $567,096,072)		99.7%		646,656,565

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Cash and Receivables (Net)	.3%	1,632,088
Net Assets	100.0%	648,288,653

ETF—Exchange-Traded Fund

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities were valued at $2,569,920 or .4% of net assets.

b Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $12,889,746 and the value of the collateral was $13,279,173, consisting of cash collateral of $8,316,078 and U.S. Government & Agency securities valued at $4,963,095.

c Non-income producing security.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	624,477,194	-	-	624,477,194
Equity Securities—Preferred Stocks	10,943,999	-	-	10,943,999
Exchabge-Traded Funds	2,732,539	-	-	2,732,539
Investment Companies	8,502,835	-	-	8,502,835
Other Financial Instruments:
Forward Foreign Currency Exhange Contracts††	-	9,838	-	9,838
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exhange Contracts††	-	(1,829)	-	(1,829)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $79,560,493, consisting of $110,571,189 gross unrealized appreciation and $31,010,696 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.